Equity - Distribution of Profit - Approved Distribution of Profit (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Equity
Voluntary reserve	€ 76,247
Dividends	265,080
Profit of the Parent	€ 341,327